Leasing and other commitments (Details) - GBP (£) £ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	£ 1,080	£ 1,480
Not later than one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	357	337
Later than one year and not later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	£ 723	£ 1,143